Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Components of benefit expense
The components of the expense consisted of the following:

	For the years ended December 31,
(in thousands)	2019	2018	2017

Interest cost	$23,287	$23,836	$25,966
Expected return on plan assets, net of expenses	(19,974)	(22,232)	(17,439)
Amortization of actuarial loss and prior service cost	2,622	3,527	4,424
Settlement losses	—	11,713	—
Total for defined benefit plans	5,935	16,844	12,951
Multi-employer plans	132	190	253
SERPs	1,018	2,908	1,161
Defined contribution plan	10,494	8,619	9,183
Net periodic benefit cost	17,579	28,561	23,548
Allocated to discontinued operations	(447)	(789)	(848)
Net periodic benefit cost - continuing operations	$17,132	$27,772	$22,700

Changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) were as follows:

	For the years ended December 31,
(in thousands)	2019	2018	2017

Actuarial gain/(loss)	$(5,478)	$(7,765)	$12,205
Prior service cost	—	(424)	—
Amortization of actuarial loss and prior service cost	2,622	3,527	4,424
Reclassification of actuarial loss related to settlement	—	11,713	—
Total	$(2,856)	$7,051	$16,629

Schedule of assumptions used
Assumptions used in determining the annual retirement plans expense were as follows:

	2019	2018 (1)	2017 (2)

Discount rate	4.38%	3.71%-4.58%	4.26%
Long-term rate of return on plan assets	5.50%	5.10%	4.20%-4.30%
(1) Range presented for 2018 discount rate represents the rates used for various remeasurement periods during the year as well as differing rates used for Scripps Pension Plan and Journal Communications, Inc. Plan.
(2) Range presented for long-term rate of return on plan assets for 2017 represents the rates used for Scripps Pension Plan and Journal Communications, Inc. Plan.
Assumptions used to determine the defined benefit pension plans benefit obligations were as follows:

	2019	2018	2017

Weighted average discount rate	3.40%	4.38%	3.70%

Schedule of employee benefit plan assets and obligations	The following table presents information about our employee benefit plan assets and obligations:

	Defined Benefit Plans		SERPs
	For the years ended December 31,
(in thousands)	2019	2018	2019	2018

Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$544,581	$654,536	$16,985	$23,691
Interest cost	23,287	23,836	718	746
Benefits paid	(35,186)	(33,872)	(1,019)	(1,021)
Actuarial (gains)/losses	60,909	(46,800)	1,857	(1,034)
Plan Amendments	—	424	—	—
Settlements	—	(53,543)	—	(5,397)
Projected benefit obligation at end of year	593,591	544,581	18,541	16,985
Plan assets:
Fair value at beginning of year	361,891	464,441	—	—
Actual return on plan assets	75,405	(32,334)	—	—
Company contributions	18,589	17,199	1,019	6,418
Benefits paid	(35,186)	(33,872)	(1,019)	(1,021)
Settlements	—	(53,543)	—	(5,397)
Fair value at end of year	420,699	361,891	—	—
Funded status	$(172,892)	$(182,690)	$(18,541)	$(16,985)
Amounts recognized in Consolidated Balance Sheets:
Current liabilities	$—	$—	$(1,214)	$(1,231)
Noncurrent liabilities	(172,892)	(182,690)	(17,327)	(15,754)
Total	$(172,892)	$(182,690)	$(18,541)	$(16,985)

Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss	$123,065	$120,191	$7,240	$5,571
Prior service cost	406	424	—	—

Schedule of pension plans with an accumulated benefit obligation and projected benefit obligation in excess of plan assets
Information for pension plans with an accumulated benefit obligation and projected benefit obligation in excess of plan assets was as follows:

	Defined Benefit Plans		SERPs
	As of December 31,
(in thousands)	2019	2018	2019	2018

Accumulated benefit obligation	$593,591	$544,581	$18,541	$16,985
Projected benefit obligation	593,591	544,581	18,541	16,985
Fair value of plan assets	420,699	361,891	—	—

Schedule of allocation of pension plan assets by asset category
Information related to our pension plan asset allocations by asset category were as follows:

	Target allocation	Percentage of plan assets as of December 31,
	2020	2019	2018

US equity securities	20%	17%	19%
Non-US equity securities	30%	39%	28%
Fixed-income securities	45%	43%	46%
Other	5%	1%	7%
Total	100%	100%	100%

Plan assets measured using the fair value hierarchy
The following table presents our plan assets as of December 31, 2019 and 2018:

	As of December 31,
(in thousands)	2019	2018

Equity securities
Common/collective trust funds	$237,015	$168,547
Fixed income
Common/collective trust funds	181,176	166,079
Real estate fund	—	24,798
Cash equivalents	2,508	2,467
Fair value of plan assets	$420,699	$361,891